Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037

Pabrai Wagons Fund
Retail Class Shares (WAGNX)
Institutional Class Shares (WGNIX)
(the “Fund”)

Supplement dated June 26, 2025 to
the Statutory Prospectus dated October 28, 2024

Effective June 30, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
Pabrai Wagons Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Pabrai Wagons Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

* * * * *

Please retain this supplement with your Statutory Prospectus for future reference.